SIGNIFICANT ACCOUNTING POLICIES (Details 1)	6 Months Ended
May 31, 2022
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives percentage	30.00%
Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives percentage	20.00%
Vehicles [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives percentage	30.00%